EARNINGS PER COMMON SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
EARNINGS PER COMMON SHARE [Abstract]
EARNINGS PER COMMON SHARE

NOTE 11. - EARNINGS PER COMMON SHARE

The following table sets forth the computation of basic and diluted earnings per common share for the three month periods ended September 30, 2012 and 2011:

	September 30,	September 30,
	2012	2011

Net loss attributed to common shareholders	$(448,925)	$(465,082)

Denominator for basic earnings per share-weighted average shares outstanding	31,048,979	27,209,646

Effect of dilutive securities:
Warrants, restricted stock and options outstanding	-	-

Denominator for diluted earnings per common share - weighted average shares adjusted for dilutive securities	31,048,979	27,209,646

Income (loss) per common share - basic	$(0.01)	$(0.02)

Income (loss) per common share- diluted	$(0.01)	$(0.02)

The following table sets forth the computation of basic and diluted earnings per common share for the nine month periods ended September 30, 2012 and 2011:

	September 30,	September 30,
	2012	2011

Net loss attributed to common shareholders	$(2,429,915)	$(2,218,362)

Denominator for basic earnings per share-weighted average shares outstanding	29,477,387	26,263,743

Effect of dilutive securities:
Warrants, restricted stock and options outstanding	-	-

Denominator for diluted earnings per common share - weighted average shares adjusted for dilutive securities	29,477,387	26,263,743

Loss per common share - basic	$(0.08)	$(0.08)

Loss per common share- diluted	$(0.08)	$(0.08)

Securities outstanding that were excluded from the computation of earnings per share for the nine month periods because they would have been anti-dilutive are as follows:

	September 30,	September 30,
	2012	2011

Warrants	11,007,754	8,651,978
Convertible Debt Issued December 16, 2011 (number of shares including related warrants upon conversion of 2,888,800)	5,296,133	-
Convertible Debt Issued August 9, 2012 (number of shares including related warrants upon conversion of 371,000)	742,000	-
Restricted Stock	550,000	700,000
Convertible Note	290,566	-
Options	450,000	35,000
	18,336,453	9,386,978

NOTE 12. - EARNINGS PER COMMON SHARE

The following table sets forth the computation of basic and diluted earnings per common share for the year ended December 31, 2011 and 2010:

	2011	2011

Net loss attributed to common shareholders	$(1,353,903)	$(1,423,632)

Denominator for basic earnings per share-weighted average shares outstanding	26,391,204	12,437,983

Effect of dilutive securities:
Warrants, restricted stock and options outstanding	-	-

Denominator for diluted earnings per common share - weighted average shares adjusted for dilutive securities	26,391,204	12,437,983

Loss per common share - basic	$(0.05)	$(0.11)

Loss per common share- diluted	$(0.05)	$(0.11)

Securities outstanding that were excluded from the computation because they would have been anti-dilutive are as follows:

	2011	2010
Warrants	8,651,978	-
Convertible Debt Issued December 16, 2011(number of shares including related warrants upon conversion of 3,082,000)	5,650,333	-
Restricted Stock	700,000	-
Convertible Note	246,707	-
Options	35,000	-
	15,284,018	-